Write Downs and Other Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Write Downs And Other Charges [Abstract]
Write Downs and Other Charges

NOTE 8. WRITE DOWNS AND OTHER CHARGES

The Condensed Consolidated Statements of Operations and Comprehensive Loss include various non-routine transactions or consulting and transaction-related fees that have been classified as write downs and other charges.

During the three months ended September 30, 2016, the company recognized $1.9 million in write-downs and other charges, driven by a $3.3 million impairment of an intangible asset related to a customer contract that will provide less benefit than originally estimated from the Cadillac Jack acquisition (a level 3 fair value measurement based on a decrease in projected cash flows). The value of the intangible asset was written down to $1.1 million at an interim date and subsequently fully amortized by December 31, 2016. Additionally a write-down of long-lived assets of $1.3 million related to older generation gaming machines (level 3 fair value measurement based on projected cash flow for the specific assets) in which the long-lived assets were written down to $0, and losses from the disposal of assets of $0.2 million. These charges were offset by a $3.0 million fair value adjustment to a contingent consideration receivable related to the Cadillac Jack acquisition (level 3 fair value measurements based on expected and probable future realization of the receivable).

During the nine months ended September 30, 2016, the Company recognized $2.2 million in write-downs and other charges, driven by a $3.3 million impairment of an intangible asset related to a customer contract that will provide less benefit than originally estimated from the Cadillac Jack acquisition (a level 3 fair value measurement based on a decrease in projected cash flows). The value of the intangible asset was written down to $1.1 million at an interim date and subsequently fully amortized by December 31, 2016. Additionally, a write-down of long-lived assets of $1.3 million related to aged gaming machines (level 3 fair value measurements based on projected cash flows), and losses from the disposal of assets of $0.6 million. These charges were offset by a $3.0 million fair value adjustment to a contingent consideration receivable related to the Cadillac Jack acquisition.

During the three months ended September 30, 2017, the Company recognized $0.5 million in write-downs and other charges driven by losses from the disposal of assets. During the nine months ended September 30, 2017, the Company recognized $2.7 million in write-downs and other charges driven by losses from the disposal of assets of $3.0 million, the full impairment of certain intangible assets of $0.3 million (level 3 fair value measurement based on projected cash flows for the specific game titles), offset by a fair value adjustment to an acquisition contingent receivable of $0.6 million (level 3 fair value measurements based on projected cash flows). The contingency was resolved in the quarter ending March 31, 2017. See Item 1. “Financial Statements” Note 6 for a detailed discussion regarding the resolution of the contingency described above.

Due to the changing nature of our write downs and other charges, we describe the composition of the balances as opposed to providing a year over year comparison.

NOTE 8. WRITE DOWNS AND OTHER CHARGES

For the year ended December 31, 2014, the Company recognized $7.1 million in write-downs and other charges primarily related to acquisition charges of $2.8 million, losses from the disposal of assets of $1.9 million, an impairment to intangible assets of $1.4 million (level 3 fair value measurement based on projected cash flow for the specific assets) and an impairment of long-lived assets of $0.8 million (level 3 fair value measurement based on projected cash flow for the specific assets).

For the year ended December 31, 2015, the Company recognized $11.8 million in write-downs and other charges primarily related to acquisition related charges of $8.2 million. The Company also recognized a full impairment to intangible assets of $3.4 million related to game titles (level 3 fair value measurement based on projected cash flows for the specific game titles), write offs related to prepaid royalties of $1.3 million, losses from the disposal of assets of $1.3 million and the impairment of long-lived assets of $0.2 million (level 3 fair value measurement based on projected cash flow for the specific assets with an estimated fair value of $0), fair value adjustment of $3.4 million to the asset associated with the stock options of Amaya, Inc. described in Note 2 (level 2 fair value measurement primarily based on the stock price of Amaya, Inc. with a final estimated fair value of $4.9 million), partially offset by write downs of primarily contingent consideration of $6.1 million that is described in Note 2 (level 3 fair value measurements based on projected cash flows).

During the year ended December 31, 2016, the Company recognized $3.3 million in write-downs and other charges, driven by a $3.3 million impairment of an intangible asset related to a customer contract that the Company expects will provide less benefit than originally estimated from the Cadillac Jack acquisition (a level 3 fair value measurement based on a decrease in projected cash flows). The value of the intangible asset was written down to $1.1 million at an interim date and subsequently fully amortized by December 31, 2016. Additionally the Company recorded a write-down of long-lived assets of $2.0 million related to older generation gaming machines (level 3 fair value measurement based on projected cash flow for the specific assets) in which the long-lived assets were written down to $0, and losses from the disposal of assets of $1.0 million. These charges were offset by a $3.0 million fair value adjustment to a contingent consideration receivable related to the Cadillac Jack acquisition (level 3 fair value measurement based on expected and probable future realization of the receivable).